Changes in accounting policies	12 Months Ended
Dec. 31, 2024
Changes in accounting policies
Changes in accounting policies	3 Changes in accounting policies The amendments to IFRSs, effective from January 1, 2024, did not have a material impact on the Consolidated Financial Statements.